ORGANIZATION AND PRINCIPAL ACTIVITIES - Summary of subsidiaries, VIE and VIE's subsidiaries (Detail)	12 Months Ended
Dec. 31, 2019
Subsidiaries [Member] | BaiJiaHuLian HK [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Aug. 18, 2014
Place of establishment	HongKong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
Subsidiaries [Member] | Beijing Lexuebang [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jan. 12, 2015
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Variable Interest Entity, Primary Beneficiary [Member] | Beijing BaiJiaHuLian [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jun. 04, 2014
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Beijing Genshuixue Technology Co., Ltd. [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	May 14, 2015
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Beijing BaiJiaChengXi Education Technology Co., Ltd. [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jun. 16, 2016
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Beijing Jiazi Technology Co., Ltd. [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Feb. 16, 2016
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Beijing GaoTuYunJi Education Technology Co., Ltd. [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jul. 18, 2017
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Vairable Interest Entity Subsidiaries [Member] | Shanghai Jinyou Education Technology Co., Ltd. [Member]
Subsidiaries And VIEs
Later of date of establishment or acquisition	Jan. 31, 2018
Place of establishment	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services